Fair value of financial instruments - Fair value adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Exit price adjustments derived from market bid-offer spreads [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (429)	£ (457)
Uncollateralised derivative funding [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(57)	(47)
Derivative credit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(135)	(125)
Derivative debit valuation adjustments [member]
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 155	£ 237